FAIR VALUE MEASUREMENTS, Changes in Fair Value of Level 3 Warrant Liabilities (Q3) (Details) - Warrant Liabilities [Member] - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value	$ 12,539,810	$ 11,458,529	$ 28,062,924	$ 28,062,924
Change in fair value	(443,828)	1,081,281	(10,825,645)
Transfer of Public warrants to level 1			(5,778,750)
Fair value	$ 12,095,982	$ 12,539,810	$ 11,458,529	$ 12,095,982